Reserves - Summary of Reserves (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Other reserves	SFr 220,961	SFr 210,147
Equity [abstract]
Beginning balance	181,530	67,043
Additional paid-in capital from capital increases		25,000
Transaction cost in relation to capital increases	(223)	(2,848)
Share-based payments (note 30)	2,186	1,143
Exchange differences arising on translating foreign operations	461	255
Ending balance	145,417	181,530
Other reserves [member]
Equity [abstract]
Beginning balance	210,147	69,774
Additional paid-in capital from capital increases		23,871
Transaction cost in relation to capital increases	(223)	(2,848)
Share-based payments (note 30)	2,186	1,143
Ending balance	220,961	210,147
Share premium [member]
Disclosure of reserves within equity [line items]
Other reserves	215,688	207,521
Share premium [member] | Other reserves [member]
Equity [abstract]
Beginning balance	207,521	68,546
Additional paid-in capital from capital increases	8,390	141,823
Transaction cost in relation to capital increases	(223)	(2,848)
Ending balance	215,688	207,521
Reserve of share-based payments [member]
Disclosure of reserves within equity [line items]
Other reserves	4,557	2,371
Reserve of share-based payments [member] | Other reserves [member]
Equity [abstract]
Beginning balance	2,371	1,228
Share-based payments (note 30)	2,186	1,143
Ending balance	4,557	2,371
Reserve of exchange differences on translation [member]
Disclosure of reserves within equity [line items]
Other reserves	716	255
Reserve of exchange differences on translation [member] | Other reserves [member]
Equity [abstract]
Beginning balance	255
Exchange differences arising on translating foreign operations	461	255
Ending balance	SFr 716	SFr 255